Intangible assets	12 Months Ended
Dec. 31, 2011
Intangible assets
7.	Intangible assets

Intangible assets consist of the following:

2011
	Cost	Accumulated amortization	Net book value
Power sales contracts	$60,044	$20,548	$39,496
Customer relationships	19,235	3,462	15,773
Energy sales contract	—	—	—

	$79,279	$24,010	$55,269

2010
	Cost	Accumulated amortization	Net book value
Power sales contracts	$102,980	$45,345	$57,635
Customer relationships	18,811	2,912	15,899
Energy sales contract	4,228	3,876	352

	$126,019	$52,133	$73,886

Subsequent to the year end, the Region of Peel elected not to extend the existing waste processing contract with the Company and will instead seek competitive proposals from several waste management companies, including the Company. As a result, the remaining intangible assets associated with the existing waste management and energy contracts of the facility were written off in 2011 and the Company recognized a charge on intangible assets of $13,430.

Estimated amortization expense for intangibles for the next five years is $4,190 each year.